Warrants (Tables)	6 Months Ended
Jun. 30, 2012
Warrants [Abstract]
Summary of warrants using Black-Scholes option pricing model

	December 31,
	2009	2010	2011
Fair value of underlying stock per share	$5.14	$7.34	$6.31
Risk-free interest rate	1.56%	0.61%	0.22%
Expected term	3.5 years	2 years	1.75 years
Dividend yield	—%	—%	—%
Volatility	56.40%	43.70%	50.40%